26. Earnings (loss) per share	12 Months Ended
Dec. 31, 2019
Earnings (loss) per share [absract]
Earnings (Loss) per Share

26.Earnings (loss) per share

Although there are differences between common and preferred shares in terms of voting rights and preference in case of liquidation, the Company’s preferred shares do not grant the right to receive fixed dividends. Preferred shares have the economic power and the right to receive dividends 35 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the result for the period attributed to the Company shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.

Basic earnings per share are calculated by dividing the net income for the period attributed to the Company shareholders by the weighted average number of each class shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of outstanding shares by instruments potentially convertible into shares. The Company has only one category of potentially dilutive shares (stock option), as described in Note 27. However, due to the losses ascertained in the year ended on December 31, 2019, these instruments issued by company have no dilutive effect and therefore were not included in the total quantity of outstanding shares to calculate diluted losses per share.

	2019			2018			2017
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	(27,269)	(90,004)	(117,273)	(254,828)	(830,565)	(1,085,393)	7,708	11,084	18,792

Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	270,053		2,863,683	266,676		4,891,350	204,664
Effect of dilution from stock options	-	-		-	-		-	2,614
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands)	2,863,683	270,053		2,863,683	266,676		4,891,350	207,278

Basic loss per share in Brazilian RS	(0.010)	(0.333)		(0.089)	(3.115)		0.002	0.054
Diluted loss per share	(0.010)	(0.333)		(0.089)	(3.115)		0.002	0.053